INVENTORIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
INVENTORIES
Goods-in-process	$ 1,028,378	$ 328,500
Raw Material		18,147
Inventory Reserves	(60,385)
Total	967,993	$ 346,647
Reduction in inventory reserves	$ 60,385